Liabilities related to associates and joint ventures (Tables)	12 Months Ended
Dec. 31, 2020
Samarco
Liabilities related to associates and joint ventures
Summarized financial information of Samarco

	December 31, 2020	December 31, 2019
Current assets	87	34
Non-current assets	4,582	3,940
Total assets	4,669	3,974

Current liabilities	8,370	6,990
Non-current liabilities	6,385	5,527
Total liabilities	14,755	12,517
Negative reserves	(10,086)	(8,543)

Loss for the year ended	(1,160)	(4,125)

Dam failure of Samarco
Liabilities related to associates and joint ventures
Schedule of movements of provision related to the Fundo dam rupture and to the de-characterization of Germano dam

	2020	2019
Balance at January 1,	1,700	1,121
Provision	1,095	758
Disbursements	(394)	(315)
Present value valuation	64	200
Translation adjustment	(391)	(64)
Balance at December 31,	2,074	1,700

	December 31, 2020	December 31, 2019
Current liabilities	876	516
Non-current liabilities	1,198	1,184
Liabilities	2,074	1,700